Liability under insurance contracts and reinsurance contracts - Summary of fair value amounts of basic items of insurance contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	₩ 3,958,036	₩ 4,406,356
Cash and amortized cost measurement deposits
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	294,963	322,933
Financial assets measured at fair value through profit or loss
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	3,561,126	3,934,491
Amortized cost loan receivables
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	32,489	66,790
Derivatives
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	(150)	674
Etc.
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Line Items]
Fair value amounts of basic items of insurance contracts	₩ 69,608	₩ 81,468